Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Schedule II VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2012, 2011 and 2010, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write- Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2012	$108.6	$29.2	$(23.2)	$2.9	$0.5	$118.0
2011	111.6	25.9	(25.0)	(4.7)	0.8	108.6
2010	118.3	28.9	(33.5)	(5.1)	3.0	111.6